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      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2005

                                                     REGISTRATION NOS. 33-21677;
                                                                        811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.     / /
                       -----------------------------------
                       Post-Effective Amendment No. 51 /X/
                       -----------------------------------

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                       Amendment No. 54                /X/
                       -----------------------------------

                                  LAUDUS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  800.447.3332
              (Registrant's Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:             COPIES TO:
JANA D. THOMPSON                                   THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.         Morgan, Lewis & Bockius LLP
101 Montgomery Street                              1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                            Washington, D.C. 20004

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)
/X/  On July 31, 2005 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  On (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  On (date) pursuant to paragraph (a)(2) of Rule 485

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Trust's Prospectus relating to the Laudus Rosenberg U.S. Large
Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund and Laudus Rosenberg Value Long/Short Equity Fund is hereby incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-016025) on May 27, 2005.

The Trust's Statement of Additional Information relating to the Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization
Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S.
Small Capitalization Fund, Laudus Rosenberg International Equity Fund,
Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg
U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund and Laudus Rosenberg Value Long/Short Equity Fund is hereby incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's
Registration Statement on Form N-1A, as filed with the Securities and
Exchange Commission via EDGAR (Accession No. 0001047469-05-016025) on May
27, 2005.
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PART C    OTHER INFORMATION
          LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. DISCOVERY FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
          LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
          LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

ITEM 23.  EXHIBITS.

     (a) (1) Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

          (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

          (5) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

          (6) Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant --

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               incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

          (7) Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on March 28, 2002;

          (9) Amendment No. 8 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (10) Amendment No. 9 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed on July 29, 2004;

          (11) Amendment No. 10 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

          (12) Amendment No. 11 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed on July 29, 2004;

     (b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (c) Reference is made to Article 5 of the Second Amended and Restated Agreement and Declaration of Trust of the Registrant;

     (d) (1) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (2) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by

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               reference to Post-Effective Amendment No. 46 to the Registration
               Statement filed on March 12, 2004;

          (3) Management Contract between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (5) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (6) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (7) Management Contract between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (8) Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (9) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (10) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by

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               reference to Post-Effective Amendment No. 46 to the Registration
               Statement filed on March 12, 2004;

          (11) Form of Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

          (12) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (13) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (14) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (15) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (16) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (17) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment

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               Management LLC -- incorporated by reference to Post-Effective
               Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (18) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (19) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (20) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (21) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (22) Form of Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

     (e) (1) Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (2) Amendment to Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective

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               Amendment No. 40 to the Registration Statement filed on January
               16, 2002;

     (f)  None;

     (g)  (1)  Custody Agreement between the Registrant and Custodial
               Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (2) Custody Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

          (3) Appendix A to the Custodian Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

          (4) Form of Special Custody Account Agreement among the Registrant on behalf of its AXA Rosenberg Global Market Neutral Fund (renamed AXA Rosenberg Multi-Strategy Market Neutral Fund), Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (5) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (h) (1) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

          (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Funds -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Schedule A to the Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

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          (4)  Administration Agreement between the Registrant and BISYS Fund
               Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

          (5) Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

          (6) Amendment to Amended and Restated Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on May 27, 2005;

          (7) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

     (i)  Opinion and Consent of Counsel -- to be filed by later amendment;

     (j) Consent of Independent Registered Public Accounting Firm -- to be filed by later amendment;

     (k)  None;

     (l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (m) (1) Amended and Restated Distribution and Shareholder Service Plan for Investor Shares -- incorporated by reference to Post-Effective Amendment No. 24 filed on May 28, 1999;

          (2) Distribution and Service Plan for Class A Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

          (3) Distribution and Service Plan for Class B Shares -- incorporated by reference to Post-Effective Amendment No. 40 filed on January 16, 2002;

          (4) Distribution and Service Plan for Class C Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

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     (n)  Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

     (p) (1) Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc., investment adviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on May 27, 2005;

          (2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on May 27, 2005;

          (3) Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on May 27, 2005;

     (q) (1) Power of Attorney of Nils H. Hakansson -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Power of Attorney of Jeffrey M. Lyons -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (5) Power of Attorney of Troy Sheets -- incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed on July 29, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of the Registrant is identical to that of the Laudus Variable Insurance Trust and similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.

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ITEM 25.  INDEMNIFICATION.

(a)  Indemnification

Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it

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involves such indemnification, by at least a majority of the disinterested
Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

(b)  Summary of Indemnification Provisions

     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action,

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suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

     Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c)  Insurance

The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Variable Insurance Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
Charles R. Schwab                Charles Schwab & Co., Inc.            Chairman
Chairman
                                 The Charles Schwab Bank,              Chairman, Director
                                 N.A.
                                 The Charles Schwab Corporation        Chairman; Chief Executive Officer
                                 Schwab Holdings, Inc.                 Chief Executive Officer

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

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
                                 Schwab International Holdings, Inc.   Chairman and Chief Executive Officer
                                 Schwab (SIS) Holdings, Inc.           Chairman and Chief Executive Officer
                                 Charles Schwab Holdings (UK)          Chairman
                                 All Kinds of Minds                    Director
                                 Charles and Helen Schwab Foundation   Director
                                 United States Trust                   Chairman, Director
                                 Company of New York
                                 U.S. Trust Corporation                Chairman, Director
                                 Stanford University                   Trustee
                                 The Gap, Inc.                         Director until May 2004
                                 Xign, Inc.                            Director until June 2003
                                 Schwab Funds                          Trustee and Chairman

Evelyn S. Dilsaver               Charles Schwab & Co., Inc.            Executive Vice President. From June 2003 to
Director, President and Chief                                          July 2004, Ms. Dilsaver was Senior Vice
Executive Officer                                                      President of the Asset Management Products
                                                                       and Services Enterprise, with responsibility
                                                                       for product development and distribution.
                                                                       Prior to this, Ms. Dilsaver was Executive
                                                                       Vice President of U.S. Trust, a subsidiary of
                                                                       The Charles Schwab Corporation, as its chief
                                                                       financial officer and chief administrative
                                                                       officer.
                                 Schwab Funds                          President and Chief Executive Officer

Koji Felton                      Schwab Funds                          Secretary and Chief Legal Officer
Senior Vice President,
Chief Counsel and Assistant
Corporate Secretary

George Pereira                   Schwab Funds                          Treasurer and Chief Financial Officer
Senior Vice President and
Chief Financial Officer

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
Stephen B. Ward                  The Charles Schwab Trust Company      Chief Investment Officer
Director, Senior Vice
President and Chief
Investment Officer
                                 Schwab Funds                          Senior Vice President and Chief
                                                                       Investment Officer

Jeffrey M. Mortimer              Laudus Trust and Laudus Variable      Vice President and Chief Investment
Senior Vice President and        Insurance Trust                       Officer
Chief Investment Officer,
Equities
                                 Schwab Funds                          Senior Vice President and Chief
                                                                       Investment Officer

Randall Fillmore                 Schwab Funds                          Chief Compliance Officer
Senior Vice President and
Chief Compliance Officer
                                 Laudus Trust and Laudus Variable      Chief Compliance Officer
                                 Insurance Trust

Kimon P. Daifotis                Schwab Funds                          Senior Vice President and Chief
Senior Vice President and                                              Investment Officer
Chief Investment Officer,
Fixed Income

Jana D. Thompson                 Charles Schwab & Co., Inc.            Senior Vice President; Vice
Senior Vice President                                                  President, 2000 to February 2004
                                 Laudus Trust and Laudus Variable      President
                                 Insurance Trust

AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg Value Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg U.S. Large Capitalization Growth Fund, the Laudus Rosenberg U.S. Large Capitalization Value Fund, the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg Global Long/Short Equity Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg U.S. Large

Capitalization Fund, the Laudus Rosenberg U.S. Long/Short Equity Fund and the Laudus Rosenberg VIT Value Long/Short Equity Fund.

Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Subadviser:

NAME AND POSITION                NAME OF                               CONNECTION WITH
WITH SUBADVISER                  OTHER COMPANY                         OTHER COMPANY
---------------                  -------------                         -------------
Kenneth Reid                     Barr Rosenberg Research Center        Director
Global Chief Investment
Officer

William Ricks                                  --                           --
Chief Executive Officer and
Chief Investment Officer

Thomas Mead                      Barr Rosenberg Research Center        Director; Deputy Director,
Global Research Director of                                            1999 to 2002
Research Center

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Laudus Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class and Adviser Class shares. The Distributor is also the principal underwriter for the Laudus Variable Insurance Trust.

(b) Information with respect to the Distributor's directors and officers is as follows:

                                 POSITIONS AND OFFICES                 POSITIONS AND OFFICES
     NAME                        WITH UNDERWRITER                      WITH REGISTRANT
     ----                        ----------------                      ---------------
     William J. Tomko            President                             None

     Edward S. Forman            Secretary and Director                None

     James L. Fox                Director                              None

     Stephen E. Hoffman          Treasurer and Financial and           None
                                 Operations Officer

     Richard F. Froio            Vice President and Chief              None
                                 Compliance Officer

     Charles L. Booth            Vice President and Assistant          None
                                 Compliance Officer

The principal business address of all directors and officers of the Distributor is 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.   Laudus Trust
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)

2.   Charles Schwab Investment Management, Inc.
     101 Montgomery Street
     San Francisco, CA 94104

3.   AXA Rosenberg Investment Management LLC
     4 Orinda Way, Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)

4.   Laudus Distributor, Inc.
     100 Summer Street
     Boston, MA  02110
     Rule 31a-1 (d)
     Rule 31a-2 (c)

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

The Registrant undertakes to comply with the last three paragraphs of Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 25th day of July, 2005.

                                        LAUDUS TRUST

                                        By:  /s/ JANA D. THOMPSON
                                             --------------------

                                             Jana D. Thompson
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 25th day of July, 2005.

       SIGNATURE                               TITLE                            DATE
       ---------                               -----                            ----
/s/ JANA D. THOMPSON            President (Principal Executive              July 25, 2005
--------------------            Officer)
Jana D. Thompson

         *                      Chief Financial Officer (Principal          July 25, 2005
---------------------------     Financial and Accounting Officer)
Troy Sheets

         *                      Trustee                                     July 25, 2005
---------------------------
Jeffrey M. Lyons

         *                      Trustee                                     July 25, 2005
---------------------------
Mariann Byerwalter

         *                      Trustee                                     July 25, 2005
---------------------------
Nils H. Hakansson

         *                      Trustee                                     July 25, 2005
---------------------------
William A. Hasler

*By:   /s/ TIMOTHY W. LEVIN
       --------------------
       Timothy W. Levin
       Attorney-in-Fact

Date:  July 25, 2005